SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
The Company's share capital consisted of the following as of December 31, 2018 and 2017:

	Authorized		Outstanding
	December 31,		December 31,
	2018	2017	2018	2017

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	34,363,211	34,338,960

Summary of Stock Option Activity
The following is a summary of activities relating to the Company’s stock options granted to employees under the Company’s plan during the year ended December 31, 2018:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,128,704	$33.48
Granted	668,500	15.49
Exercised	--	--
Forfeited	(295,869)	30.91
Outstanding - end of the year	1,501,335	$25.53	$168
Options exercisable at the end of the year	520,335	34.35	$12
Vested and expected to vest	520,335	34.35	$12

Summary of Activities Relating to Company's RSUs Granted to Employees
The following is a summary of activities relating to the Company’s RSUs granted to employees under the Plan during the year ended December 31, 2018:

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	81,275	$33.50
Granted	85,150	15.33
Exercised	(24,251)	30.22
Forfeited	(21,974)	26.76
Outstanding - end of the year	120,200	$20.24	$1,632
RSUs exercisable at the end of the year	-	$-	$-
Vested and expected to vest	120,200	$20.24	$1,632

Schedule of Awards Outstanding
The awards outstanding as of December 31, 2018 have been separated into ranges of exercise price, as follows:

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$0.01 (RSUs)	120,200	6.03	$0.01	-	-	-
$9.85	2,704	0.22	$9.26	2,704	0.22	9.26
$14.69	613,500	6.49	$14.83	20,000	0.85	14.10
$28.65-29.00	158,500	5.97	$24.97	28,000	5.71	28.15
$30.65-36.71	530,631	4.42	$32.47	281,631	4.47	32.30
$41.37-42.96	196,000	0.98	$40.91	188,000	0.85	39.50
	1,621,535			520,335

Schedule of Compensation Expenses
Compensation expenses related to options and RSUs granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2018	2017

Cost of revenues	$163	$285
Research and development expenses	123	162
Marketing and selling expenses	740	898
General and administrative expenses	687	3,999

Total	$1,713	$5,344